Leases (Details) - Schedule of the Future Maturity of Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of the Future Maturity of Lease Liabilities [Abstract]
2024	$ 106,309
2025	110,853
2026	30,133
2027
Thereafter
Total lease payment at Present Value	$ 247,295